Commitments and Related Party Transactions (Details) - Patricia Acquisition Corp.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Related Party Transactions (Details) [Line Items]
Interest rate	18.00%	18.00%
Note payable	$ 151,500	$ 114,000	$ 64,960